BALANCE SHEET - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 07, 2020	Jun. 30, 2020	Mar. 31, 2020	Feb. 14, 2020	Feb. 13, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 32,022,000			$ 48,144,000							$ 35,774,000
Prepaid expenses	5,116,000			1,024,000							314,000
Total current assets	62,789,000			92,875,000							40,079,000
Total assets	148,254,000			163,843,000							78,966,000
LIABILITIES AND STOCKHOLDERS' DEFICIT
Total current liabilities	84,530,000			17,522,000							12,511,000
Total liabilities	136,429,000			84,827,000							44,137,000
Commitments
Stockholders' Deficit
Common stock, $0.0001 par value - 48,595,723 shares authorized at September 30, 2021 and December 31, 2020; 2,166,330 and 2,155,490 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively	1,000			1,000							1,000
Additional paid-in capital	(111,141,000)			23,907,000							26,248,000
Accumulated deficit	(246,124,000)			(171,784,000)							(145,423,000)
Total stockholders' deficit	(356,892,000)			(146,938,000)	$ (134,274,000)						(119,063,000)	$ (111,413,000)
Total liabilities, noncontrolling interest, redeemable convertible preferred stock and stockholders' deficit	148,254,000			163,843,000							$ 78,966,000
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Current assets
Cash	304,944			491,827
Prepaid expenses	39,816			65,973
Total current assets	344,760			557,800
Cash and marketable securities held in Trust Account	276,178,675			276,209,453
Total assets	276,523,435			276,767,253
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable and Accrued expenses				1,630,832
Warrant liabilities	32,386,148			30,101,808
Deferred underwriting fee payable	9,660,000			9,660,000		$ 9,660,000
Total liabilities	44,806,220			41,392,640
Commitments
Class A common stock subject to possible redemption 27,600,000 shares at redemption value as of September 30, 2021 and December 31, 2020	276,028,675			276,033,447
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0			0
Additional paid-in capital	0			0
Accumulated deficit	(44,312,150)			(40,659,524)
Total stockholders' deficit	(44,311,460)	$ (30,073,974)	$ (26,026,715)	(40,658,834)	$ (25,532,857)		$ 24,000	$ 24,000	$ 0	$ 0
Total liabilities, noncontrolling interest, redeemable convertible preferred stock and stockholders' deficit	276,523,435			276,767,253
Class A common stock | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Stockholders' Deficit
Common stock, $0.0001 par value - 48,595,723 shares authorized at September 30, 2021 and December 31, 2020; 2,166,330 and 2,155,490 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively	0			0
Class B common stock | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Stockholders' Deficit
Common stock, $0.0001 par value - 48,595,723 shares authorized at September 30, 2021 and December 31, 2020; 2,166,330 and 2,155,490 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively	$ 690			$ 690